Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Sales, net	$ 661,913	$ 879,387	$ 950,751
Selling, marketing, general and administrative expenses:
Selling and marketing	33,724	40,813	43,574
Advertising	9,913	10,468	15,504
General and administrative	44,559	34,375	33,287
Settlements and loss contingencies	1,884		973
Total selling, marketing, general and administrative expenses	90,080	85,656	93,338
Financial expenses (income):
Interest and exchange differences on long-term liabilities	304	131	473
Income in respect of deposits	(20,238)	(14,599)	(13,077)
Foreign currency transaction gains	32,465	(20,168)	(7,068)
Total financial (income) expenses	$ 12,531	$ (34,636)	$ (19,672)